LIMITED PARTNERS' EQUITY	12 Months Ended
Dec. 31, 2024
Disclosure of limited partners equity [Abstract]
LIMITED PARTNERS' EQUITY	LIMITED PARTNERS’ EQUITY
Limited partners’ equity
As at December 31, 2024, 285,180,371 LP units were outstanding (2023: 287,164,340 LP units) including 74,339,049 LP units (2023: 74,339,049 LP units) held by Brookfield Holders. Brookfield owns all general partnership interests in Brookfield Renewable representing a 0.01% interest.f the proceeds from the offering of LP units.
During the year ended December 31, 2024, 285,010 LP units (2023: 304,899 LP units) were issued under the distribution reinvestment plan at a total value of $7 million (2023: $8 million).
During the year ended December 31, 2024, exchangeable shareholders of BEPC exchanged 10,675 BEPC exchangeable shares (2023: 8,465 shares) for an equivalent number of LP units amounting to less than $1 million (2023: less than $1 million).
As at December 31, 2024, Brookfield Holders held a direct and indirect interest of approximately 48% of Brookfield Renewable on a fully-exchanged basis. Brookfield Holders held a direct and indirect interest of 313,640,823 LP units, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and class A.2 exchangeable shares, the remaining is held by public investors.
On an unexchanged basis, Brookfield Holders holds a 26% direct limited partnership interest in Brookfield Renewable, a 41% direct interest in BRELP through the ownership of Redeemable/Exchangeable partnership units, a direct 1% GP interest in BRELP and a 25% direct interest in the BEPC exchangeable shares and class A.2 exchangeable shares of BEPC as at December 31, 2024.
In December 2024, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units and outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 14,255,578 LP units and 8,982,042 BEPC exchangeable shares, representing 5% of each of its issued and outstanding LP units and BEPC exchangeable shares. The bids will expire on December 17, 2025, or earlier should Brookfield Renewable complete its repurchases prior to such date. During the year ended December 31, 2024, there were 2,279,654 LP units (2023: 1,856,044 units) repurchased and cancelled at a total cost of $52 million (2023: $43 million). During the year ended December 31, 2024, Brookfield Corporation purchased nil LP units (2023: 441,363 units). There were no BEPC exchangeable shares repurchased during the years ended December 31, 2024 or 2023.
Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2024	2023
Brookfield Holders	$105	$97
External LP unitholders	301	286
	$406	$383
In January 2025, distributions to unitholders were increased to $1.492 per LP unit on an annualized basis, an increase of $0.07 per LP unit, which will take effect on the distribution payable in March 2025.
Distributions paid during the year ended December 31, 2024, totaled $395 million (2023: $370 million and 2022: $345 million)